Plant and equipment (Details) - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			$ 26,389,463
Property, plant and equipment at end of period	$ 89,753,260		89,753,260
Borrowing costs capitalised	$ 3,325,754	$ 0
Capitalisation rate of borrowing costs eligible for capitalisation	11.70%
Employee Salaries Capitalized To Assets Under Construction	$ 2,754,340	0	2,754,340	$ 0
Share-Based Compensation Cost Capitalized To Assets Under Construction	365,866	$ 0	365,866	$ 0
Plant equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			4,725,719
Property, plant and equipment at end of period	15,939,880		15,939,880
Storage containers
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			53,447
Property, plant and equipment at end of period	107,624		107,624
Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			129,984
Property, plant and equipment at end of period	156,470		156,470
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			5,654,520
Property, plant and equipment at end of period	6,747,647		6,747,647
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			15,638,165
Property, plant and equipment at end of period	65,864,930		65,864,930
Computer equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			187,628
Property, plant and equipment at end of period	936,709		936,709
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			28,576,230
Additions			65,757,122
Increase (decrease) through transfers from construction in progress, property, plant and equipment			0
Property, plant and equipment at end of period	94,333,352		94,333,352
Cost | Plant equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			6,275,419
Additions			12,622
Increase (decrease) through transfers from construction in progress, property, plant and equipment			12,875,473
Property, plant and equipment at end of period	19,163,514		19,163,514
Cost | Storage containers
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			67,619
Additions			62,227
Increase (decrease) through transfers from construction in progress, property, plant and equipment			0
Property, plant and equipment at end of period	129,846		129,846
Cost | Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			179,298
Additions			62,000
Increase (decrease) through transfers from construction in progress, property, plant and equipment			0
Property, plant and equipment at end of period	241,298		241,298
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			6,219,456
Additions			1,620,272
Increase (decrease) through transfers from construction in progress, property, plant and equipment			0
Property, plant and equipment at end of period	7,839,728		7,839,728
Cost | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			15,638,165
Additions			63,102,238
Increase (decrease) through transfers from construction in progress, property, plant and equipment			(12,875,473)
Property, plant and equipment at end of period	65,864,930		65,864,930
Cost | Computer equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			196,273
Additions			897,763
Increase (decrease) through transfers from construction in progress, property, plant and equipment			0
Property, plant and equipment at end of period	1,094,036		1,094,036
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			(2,186,767)
Depreciation			(2,393,325)
Property, plant and equipment at end of period	(4,580,092)		(4,580,092)
Accumulated depreciation | Plant equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			(1,549,700)
Depreciation			(1,673,934)
Property, plant and equipment at end of period	(3,223,634)		(3,223,634)
Accumulated depreciation | Storage containers
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			(14,172)
Depreciation			(8,050)
Property, plant and equipment at end of period	(22,222)		(22,222)
Accumulated depreciation | Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			(49,314)
Depreciation			(35,514)
Property, plant and equipment at end of period	(84,828)		(84,828)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			(564,936)
Depreciation			(527,145)
Property, plant and equipment at end of period	(1,092,081)		(1,092,081)
Accumulated depreciation | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			0
Depreciation			0
Property, plant and equipment at end of period	0		0
Accumulated depreciation | Computer equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period			(8,645)
Depreciation			(148,682)
Property, plant and equipment at end of period	$ (157,327)		$ (157,327)